Annual Fund Operating Expenses - STERLING CAPITAL FOCUS EQUITY ETF - STERLING CAPITAL FOCUS EQUITY ETF Shares	Sep. 29, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%

[1]	The Fund’s adviser, Sterling Capital Management LLC, has agreed to pay all expenses incurred by the Fund except for the advisory fee, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-1 fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (others than the adviser)).